Financial Instruments - Summary of Financial Assets and Liabilities by Category (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	S/ 948,978	S/ 801,140	S/ 626,180
Accounts receivable from related parties	36,658	34,903
Lease liability for right-of-use asset	80,216
Bonds	924,042	937,042
Financial liabilities	1,723,108	2,139,714
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	695,870	1,169,184
Finance leases	22,980	33,488
Lease liability for right-of-use asset	80,216
Bonds	924,042	937,042
Trade and other accounts payable (excluding non-financial liabilities)	1,364,131	1,453,933
Accounts payable to related parties	61,499	77,790
Financial liabilities	3,148,738	3,671,437
Financial liabilities hedging derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	52	61
Loans and receivables, category [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	948,978	801,140
Trade accounts receivable and other accounts receivable (excluding financial assets)	1,258,476	1,302,358
Financial assets related to concession agreements	748,365	1,227,994
Accounts receivable from related parties	36,658	813,129
Available-for-sale financial asset	S/ 2,992,477	S/ 4,144,621